Operating costs and other operating income	12 Months Ended
Dec. 31, 2024
Operating costs and other operating income
Operating costs and other operating income

8.      Operating costs and other operating income

RESEARCH AND DEVELOPMENT EXPENSES

The following table summarizes research and development expenses for the years ended December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Personnel costs	€(87,740)	€(95,788)	€(115,484)
Subcontracting	(160,076)	(82,997)	(61,192)
Disposables and lab fees and premises costs	(17,629)	(18,083)	(19,529)
Depreciation, amortization and impairment	(35,378)	(22,254)	(51,493)
Professional fees	(15,949)	(9,272)	(9,316)
Other operating expenses	(18,687)	(12,900)	(12,783)
Total R&D expenses	€(335,459)	€(241,294)	€(269,797)

The table below summarizes our research and development expenses for the years ended December 31, 2024, 2023 and 2022, broken down by program.

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)

Ziritaxestat program	€—	€—	€(1,096)
SIKi program	(18,400)	(18,900)	(47,727)
TYK2 program on GLPG3667	(34,965)	(31,289)	(24,467)
Cell therapy programs in oncology	(170,998)	(82,218)	(29,999)
Other discovery programs	(111,096)	(108,887)	(166,507)
Total R&D expenses	€(335,459)	€(241,294)	€(269,797)

SALES AND MARKETING EXPENSES

The following table summarizes the sales and marketing expenses for the years ended December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Personnel costs	€(6,561)	€(2,997)	€(1,693)
Depreciation and impairment	(4,475)	(113)	(59)
External outsourcing costs	(2,813)	(1,776)	(1,267)
Professional fees	(904)	(131)	(99)
Other operating expenses	(2,440)	(659)	(363)
Total sales and marketing expenses	€(17,193)	€(5,676)	€(3,480)

GENERAL AND ADMINISTRATIVE EXPENSES

The following table summarizes the general and administrative expenses for the years ended December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Personnel costs	€(52,642)	€(66,098)	€(76,536)
Depreciation and impairment	(8,697)	(15,978)	(8,529)
Legal and professional fees	(33,960)	(23,250)	(23,715)
Other operating expenses	(21,946)	(22,963)	(26,375)
Total general and administrative expenses	€(117,245)	€(128,289)	€(135,155)

OTHER OPERATING INCOME

The following table summarizes other operating income for the years ended December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Grant income	€2,035	€6,618	€1,873
R&D incentives income	27,223	32,968	29,104
Other income	11,515	7,686	5,150
Total other operating income	€40,773	€47,272	€36,127

The grant income in 2024, 2023 and 2022 was fully related to grants from a Flemish agency and the Belgian government. In many cases these grant agreements carry clauses which require us to maintain a presence in the same region for a number of years and invest according to pre-agreed budgets. Grant income in 2023 also included a grant of €6.1 million from the National Institute for Health and Disability Insurance (2024: nil, 2022: nil). This grant aimed to incentivize innovative Belgian biotech companies who are performing research and development activities in order to identify new medicines.

R&D incentives income was primarily composed of:

	Year ended December 31,
	2024	2023	2022

	(Euro, in thousands)
Income from innovation incentive system in France	€2,056	€5,881	€11,075
Income from Belgian R&D incentives	16,943	16,535	10,339
Tax rebates on payroll withholding taxes of R&D personnel (Belgium & the Netherlands)	8,224	10,552	7,689
Total R&D incentives income	€27,223	€32,968	€29,104